Organization and Principal Activities	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

EZGO Technologies Ltd. (“EZGO” or the “Company”), is a holding company incorporated under the laws of the British Virgin Islands (“BVI”) on January 24, 2019. As a holding company with no material operations of its own, EZGO conducts its business in the People’s Republic of China (“PRC”) through its subsidiaries, mainly including sales of battery cells and packs, electronic control systems and second-hand machinery, provision of maintenance services and other services. Prior to the termination of the variable interest entity (“VIE”) Agreements (see Note 4), EZGO also engaged in sales of e-bicycles through the VIE and its subsidiaries in China. On September 25, 2025, EZGO Technologies Group Co., Ltd. (“Changzhou EZGO”), the VIE, and shareholders of the VIE entered into a termination agreement and terminated the VIE contractual agreements, dated November 8, 2019 ( the “VIE Agreements”). Following the termination, EZGO no longer conducts its e-bicycle business through the VIE and its subsidiaries. The consolidated financial statements (“CFS”) reflect the activities of EZGO and the following entities: its subsidiaries, and, for the period prior to September 25, 2025, its VIE and the VIE’s subsidiaries (the “Group”).

Name	Date of incorporation / acquisition	Place of incorporation	Percentage of ownership	Principal activities
Subsidiaries
China EZGO Group Limited (“EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100% owned by EZGO	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. (“Changzhou Langyi”)	August 6, 2021	PRC	100% owned by EZGO HK	Investment holding company
EZGO Technologies Group Co., Ltd. (“Changzhou EZGO”)	June 12, 2019	PRC	95.24%owned by EZGO HK*	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	100% owned by Changzhou EZGO**	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100% owned by Changzhou EZGO	Distribution and trade of battery packs
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	January 25, 2023	PRC	100% owned by Jiangsu New Energy	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	January 25, 2023	PRC	60% owned by Changzhou Sixun	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	100% owned by Changzhou Higgs	Equipment maintenance and repairment

Former VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (“Jiangsu EZGO”)	July 30, 2019, disposed of on September 25, 2025	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014, disposed of on September 25, 2025	PRC	80.87% owned by VIE	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018, disposed of on September 25, 2025	PRC	100% owned by VIE	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018, disposed of on September 25, 2025	PRC	51% owned by VIE	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)

*	On April 7, 2025, $3,000,000 of equity was issued by Changzhou EZGO to a non-controlling interest.

**	On June 23, 2025, the Group acquired 40% equity interest of Jiangsu Supply Chain with no consideration.

The VIE contractual arrangements

Current PRC laws and regulations impose restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services, and certain other businesses. Changzhou EZGO is considered a foreign-invested enterprise. To comply with PRC laws and regulations, EZGO conducts part of its business in PRC through Jiangsu EZGO and its subsidiaries, based on a series of contractual arrangements. These contractual arrangements expire on November 8, 2039. The following is a summary of the contractual arrangements that provide EZGO with effective control of its VIE and VIE’s subsidiaries and enable it to receive substantially all the economic benefits from their operations.

Each VIE Agreements is described below:

Proxy Agreement

Pursuant to the Proxy Agreement, dated November 8, 2019, among Changzhou EZGO, Jiangsu EZGO and each equity holder of Jiangsu EZGO, each equity holder irrevocably authorizes Changzhou EZGO to exercise his or her rights as an equity holder of Jiangsu EZGO, including the right to attend equity holders’ meetings, to exercise voting rights and to transfer all or a part of his or her equity interests therein pursuant to the Exclusive Call Option Agreement. During the term of Proxy Agreement, Jiangsu EZGO and all its equity holders may not terminate the agreements except when this agreement or applicable PRC laws provide otherwise.

Exclusive Call Option Agreement

Pursuant to the Exclusive Call Option Agreement, dated November 8, 2019, among Changzhou EZGO, Jiangsu EZGO and the equity holders of Jiangsu EZGO, each equity holder of Jiangsu EZGO irrevocably granted Changzhou EZGO an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules, and regulations, all of the equity interest and assets in Jiangsu EZGO from each equity holder. The equity holders of Jiangsu EZGO agree that, without the prior written consent of Changzhou EZGO, they will not dispose of their equity interests in Jiangsu EZGO or create or allow any encumbrance on their equity interests. The purchase price for the equity interest is to be the minimum permitted by applicable PRC laws, rules and regulations, or the amount that the equity holders actually pay to Jiangsu EZGO for the equity, whichever is lower. The purchase price for the assets is to be the minimum permitted by applicable PRC laws, rules and regulations, or the net book value of the assets, whichever is lower. The Exclusive Call Option Agreement expires when all the equity interest or all the assets are transferred pursuant to the agreement.

Exclusive Management Consulting and Technical Service Agreement (“EMCTSA”)

Pursuant to the EMCTSA, dated November 8, 2019, between Changzhou EZGO and Jiangsu EZGO, Jiangsu EZGO agrees to engage Changzhou EZGO as its exclusive provider of management consulting, technical support, intellectual property license and relevant services, including all services within Jiangsu EZGO’s business scope and decided by Changzhou EZGO from time to time as necessary. Jiangsu EZGO shall pay Changzhou EZGO service fees within three months after each fiscal year end. The service fees should be 95% (or a percentage adjusted by CHANGZHOU EZGO in its sole discretion) of the net profit after the deficit of the prior fiscal year is covered and the statutory reserve is appropriated. Changzhou EZGO exclusively owns any intellectual property arising from the performance of the EMCTSA. The EMCTSA is effective for 20 years unless earlier terminated as set forth in the agreement or other written agreements entered into by the parties thereto. The EMCTSA shall be extended automatically by the expiry thereof, until Changzhou EZGO’s business term or Jiangsu EZGO’s business term expires, unless otherwise notified by Changzhou EZGO in writing. During the term of the EMCTSA, Jiangsu EZGO may not terminate the agreements except in the case of CHANGZHOU EZGO’s gross negligence or fraud, or this agreement or laws provide otherwise. Changzhou EZGO may terminate this agreement by 30-day written notice to Jiangsu EZGO at any time.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, dated November 8, 2019, among Changzhou EZGO, Jiangsu EZGO and the equity holders of Jiangsu EZGO, the equity holders of Jiangsu EZGO pledged the 100% equity interests in Jiangsu EZGO to Changzhou EZGO to guarantee performance of all of his or her obligations under the Proxy Agreement, Exclusive Call Option Agreement and EMCTSA. If any event of default as provided for therein occurs, Changzhou EZGO, as the pledgee, will be entitled to dispose of the pledged equity interests according to applicable PRC laws. On November 28, 2019, Changzhou EZGO, Jiangsu EZGO and all its equity holders have completed the registration of the equity pledge with the relevant office of SAMR in accordance with the PRC Property Rights Law.

Loan Agreement

Pursuant to the Loan Agreement, dated November 8, 2019, Changzhou EZGO agrees to provide Jiangsu EZGO with loans of different amounts with interest of 24% according to Jiangsu EZGO’s needs from time to time. The term of each loan is 20 years, which can be extended with the written consent of both parties. During the term of the loan or the extended term of the loan, Jiangsu EZGO shall not repay in advance without the written consent of Changzhou EZGO while in case of certain circumstances, Jiangsu EZGO must repay the loan in advance upon Changzhou EZGO’s written request.

Spousal Consent Letter

The spouses of individual equity holders of Jiangsu EZGO each signed Spousal Consent Letters. Under the Spousal Consent Letter, the signing spouse unconditionally and irrevocably agreed to the execution by his or her spouse of the above-mentioned Equity Pledge Agreement, Exclusive Call Option Agreement and Proxy Agreement, and that his or her spouse may perform, amend or terminate such agreements without his or her consent. In addition, in the event that the spouse obtains any equity interest in Jiangsu EZGO held by his or her spouse for any reason, he or she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by his or her spouse, as may be amended from time to time.

Risks in relation to the VIE structure

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, or the FIL, which took effect on January 1, 2020. The FIL does not explicitly classify whether VIE that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. Since the FIL is relatively new, uncertainties still exist in relation to its interpretation and implementation, and it is still unclear how the FIL would affect VIE structure and business operation.

EZGO believes the contractual arrangements with its VIE and their respective equity holders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Group’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Group’s PRC subsidiary and VIE;

●	limit the Group’s business expansion in PRC by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Group’s PRC subsidiary and VIE may not be able to comply;

●	require the Group or the Group’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in PRC.

Liquidity and Capital Resources

For the years ended September 30, 2023, 2024 and 2025, the Group incurred operating losses of $3,186,786, $2,333,500 and $3,355,234, respectively, and experienced operating cash outflows of $1,891,626, $10,308,733 and $2,206,969, respectively. These historical operating losses and negative operating cash flows reflect ongoing liquidity pressure and initially raised substantial doubt about the Group’s ability to meet its obligations as they become due. As of September 30, 2025, the Group had cash and cash equivalents of $517,338.

As of September 30, 2025, the Group borrowed $10,726,226 from banks in the PRC, of which $5,003,512 is due within a year and the remaining of $5,722,714 is due more than a year. The Group has historically renewed or refinanced its short-term borrowings upon maturity; however, there can be no assurance that such refinancing will continue to be available on acceptable terms. As of September 30, 2025, the Group prepaid $6,884,675 to suppliers for the purchase of production equipment. Subsequent to the year-end, the related purchase transactions were terminated, and the suppliers agreed to refund the full amount by January 2026. As of the issuance date of these financial statements, $4,127,054 has been collected.

To address liquidity pressure and support its ability to continue as a going concern, the management has implemented the following measures, including:

(i)	On December 22, 2025, the Group entered into a funding support agreement with a shareholder in the amount of up to RMB25,000,000 ($3,511,729). This agreement will expire on December 31, 2026. The Group can rely on the funding support to ensure the sufficiency of its cash flow through the next twelve months since the issuance of the consolidated financial statements.

(ii)	In November 2025, the Group filed a shelf registration statement on Form F-3 with the U.S. Securities and Exchange Commission, pursuant to which the Group may offer and sell, from time to time, up to an aggregate amount of US$200.0 million of its securities, including ordinary shares, debt securities, warrants, rights or units. This shelf registration provides the Company with flexibility to access the capital markets, if needed, to support its liquidity and working capital requirements. However, there can be no assurance as to the timing, amount or terms of any such financing.

(iii)	The Group is continually making efforts to improve operating efficiency and reducing discretionary spending, including optimization in general and administrative headcount and reduction in general and administrative expenditures.